1997 SEMIANNUAL REPORT
IDS
Stock
Fund

(icon of) building with columns
The goals of IDS Stock Fund, Inc. are current income and growth of capital.

American Express Financial Advisors

     Distributed by American Express Financial Advisors Inc., Member SIPC.

Big names,
big business

While some investors like to strive for the potentially outstanding returns that can be generated by stocks of newer companies, others are more comfortable with the usually steadier performance provided by stocks of more established businesses. IDS Stock Fund focuses on stocks in the latter group, many of which long ago made their marks in American enterprise and, in some cases, also have a strong international business presence. These stocks offer the potential dual benefit of growth along with a steady stream of dividend income.

Contents

From the president                           3
From the portfolio manager                   3
The Portfolio's ten largest holdings         5
Financial statements (Fund)                  6
Notes to financial statements (Fund)         9
Financial statements (Portfolio)            17
Notes to financial statements (Portfolio)   20
Investments in securities                   29
Board members and officers                  35
IDS mutual funds                            36

 To our shareholders

      From the president

      If you're an experienced investor, you know that the past two years have been unusually strong ones in many financial markets. Perhaps just as important, you also know that history shows that bull markets don't last forever. Though they're often unpredictable, declines -- whether they're brief or long-lasting, moderate or substantial -- are always a possibility.

      That fact reinforces the need for investors to periodically review their long-term goals and examine whether their investment program remains on track to achieving them. Your quarterly investment statements are one part of that monitoring process. The other is a meeting with your American Express financial advisor. That becomes even more important if there's a major change in your financial situation or in the financial markets.


      William R. Pearce

(picture of) William R. Pearce
President of the Fund

      From the portfolio manager

      IDS Stock Fund posted solid results during the first half of its fiscal year, despite considerable volatility in the stock market. For the six months -- October 1996 through March 1997 -- the total return was 7.2% for Class A shares. (This figure includes a substantial capital gain that was paid to shareholders last December and reduced the Fund's net asset value by the same amount at that time.)

      Thanks to ongoing low inflation, low interest rates and healthy corporate profits, the stock market was in the middle of a robust rally when the period began last fall. Although the market stumbled briefly in December, it soon regrouped to surge ahead in the first several weeks of 1997.

      Mood swings

      The mood of the market changed abruptly in mid-February, however, as investors began focusing on the possibility of too-strong economic growth fanning the fire of inflation. With long- term interest rates already on the rise, selling pressure intensified and the market declined sharply through the end of period.

      As for the Fund, it enjoyed its best performance last fall, owing to its emphasis on many of the large, blue-chip stocks that were powering the rally. As the period progressed, I shifted more assets into relatively defensive stocks such as those in the food/beverage and household-product sectors, as well as utilities. I also cut back on investments in technology-related stocks, many of which had been strong performers but also had reached what I believed were vulnerable price levels. This conservative strategy worked well during the market's weak periods. On the other hand, the Fund's holdings among foreign stocks (up to 19% of assets) were sluggish compared to the U.S. market and, overall, tempered Fund performance during the six months.

      Conservative approach

      My investment outlook is essentially unchanged as I prepare this report in mid-April. While market fundamentals such as inflation and corporate profits remain positive, I expect higher long-term interest rates to present a hurdle for U.S. stocks over the near term. Therefore, I am continuing to emphasize common stocks of solid, blue chip companies in more stable economic sectors, complemented by foreign stocks and high-yielding, convertible preferred stocks of U.S. companies.

      Richard H. Warden

Richard H. Warden
Portfolio manager

Class A
 6-month performance
(All figures per share)

Net asset value (NAV)

March 31, 1997       $22.78
Sept. 30, 1996       $22.49
Increase            $  0.29

Distributions
Oct. 1, 1996 - Mar. 31, 1997
From income          $ 0.54
From capital gains   $ 0.79
Total distributions  $ 1.33
Total return*        +7.2%**

Class B
 6-month performance
(All figures per share)

Net asset value (NAV)
March 31, 1997       $22.69
Sept. 30, 1996       $22.42
Increase             $ 0.27

Distributions
Oct. 1, 1996 - Mar. 31, 1997
From income          $ 0.46
From capital gains   $ 0.79
Total distributions  $ 1.25
Total return*        +6.8%**

Class Y
 6-month performance
(All figures per share)

Net asset value (NAV)
March 31, 1997       $22.78
Sept. 30, 1996       $22.49
Increase             $ 0.29

Distributions
Oct. 1, 1996 - Mar. 31, 1997
From income          $ 0.56
From capital gains   $ 0.79
Total distributions  $ 1.35
Total return*        +7.3%**

*The prospectus discusses the effect of sales charges, if any, on the various classes.

**The  total  return  is  a  hypothetical   investment  in  the  Fund  with  all
distributions reinvested.

 The Portfolio's ten largest holdings
                                          Percent                        Value
                      (of Portfolio's net assets)        (as of March 31, 1997)

   General Electric                         1.65%                  $57,068,750

   Intel                                    1.61                    55,650,000

   NationsBank                              1.52                    52,606,250

   EXEL                                     1.46                    50,277,500

   Kimberly-Clark                           1.37                    47,203,125

   Safeway                                  1.34                    46,375,000

   UNUM                                     1.33                    46,068,750

   Freeport-McMoRan Copper & Gold           1.32                    45,562,500

   Boeing                                   1.29                    44,381,250

   Gillette                                 1.26                    43,575,000

(icon of) pie chart

The ten holdings listed here make up 14.15% of the Portfolio's net assets

 Financial statements
      Statement of assets and liabilities
      IDS Stock Fund, Inc.
      March 31, 1997

                                  Assets

(Unaudited)
 Investment in Equity Portfolio (Note 1)                                                        $3,453,892,494
                                                                                                --------------
 Total assets                                                                                    3,453,892,494
                                                                                                 -------------
                                  Liabilities

 Accrued distribution fee                                                                               12,377
 Accrued service fee                                                                                    50,860
 Accrued transfer agency fee                                                                            17,471
 Accrued administrative services fee                                                                    11,453
 Other accrued expenses                                                                                  1,446
                                                                                                         -----
 Total liabilities                                                                                      93,607
                                                                                                        ------
 Net assets applicable to outstanding capital stock                                             $3,453,798,887
                                                                                                ==============

                                  Represented by

 Capital stock-- authorized 10,000,000,000 shares of $.01 par value                               $  1,516,349
 Additional paid-in capital                                                                      2,614,668,606
 Undistributed net investment income                                                                 1,351,313
 Accumulated net realized gain (Note 1)                                                            173,215,546
 Unrealized appreciation of investments and on translation
      of assets and liabilities in foreign currencies                                              663,047,073
                                                                                                   -----------
 Total-- representing net assets applicable to outstanding capital stock                        $3,453,798,887
                                                                                                ==============
 Net assets applicable to outstanding shares:             Class A                               $2,411,248,286
                                                          Class B                               $  145,136,846
                                                          Class Y                               $  897,413,755
 Net asset value per share of outstanding capital stock:  Class A shares     105,847,948        $        22.78
                                                          Class B shares       6,396,021        $        22.69
                                                          Class Y shares      39,390,900        $        22.78

See accompanying notes to financial statements.

      Statement of operations
      IDS Stock Fund, Inc.
      Six months ended March 31, 1997

 Investment income
(Unaudited)
 Income:
 Dividends                                                                                       $  32,145,048
 Interest                                                                                            6,233,750
                                                                                                     ---------
 Total income                                                                                       38,378,798
                                                                                                    ----------
 Expenses (Note 2):
 Expenses, including investment management services fee, allocated from Equity Portfolio             8,280,899
 Distribution fee-- Class B                                                                            489,716
 Transfer agency fee                                                                                 1,709,930
 Incremental transfer agency fee-- Class B                                                               7,105
 Service fee
      Class A                                                                                        2,059,043
      Class B                                                                                          113,672
 Administrative services fees and expenses                                                             509,254
 Compensation of board members                                                                           2,857
 Compensation of officers                                                                                8,156
 Postage                                                                                                57,826
 Registration fees                                                                                      56,569
 Reports to shareholders                                                                                46,433
 Audit fees                                                                                                541
 Other                                                                                                  14,806
                                                                                                        ------
 Total expenses                                                                                     13,356,807
                                                                                                    ----------
      Earnings credits on cash balances (Note 2)                                                       (69,497)
 Total net expenses                                                                                 13,287,310
                                                                                                    ----------
 Investment income -- net                                                                           25,091,488
                                                                                                    ----------

                                  Realized and unrealized gain -- net

 Net realized gain on security and foreign currency transactions                                   195,746,947
 Net change in unrealized appreciation or depreciation of investments and on
      translation of assets and liabilities in foreign currencies                                   15,668,647
                                                                                                    ----------
 Net gain on investments and foreign currencies                                                    211,415,594
                                                                                                   -----------
 Net increase in net assets resulting from operations                                             $236,507,082
                                                                                                  ============
See accompanying notes to financial statements.

      Statements of changes in net assets
      IDS Stock Fund, Inc.

 Operations and distributions                                              March 31,1997        Sept. 30, 1996
                                                                        Six months ended          Eleven-month
(Unaudited)                                                                                       period ended

 Investment income-- net                                                   $  25,091,488         $  62,152,554
 Net realized gain on investments and foreign currencies                     195,746,947           144,560,754
 Net change in unrealized appreciation or depreciation of investments
      and on translation of assets and liabilities in foreign currencies      15,668,647           307,696,966
                                                                              ----------           -----------
 Net increase in net assets resulting from operations                        236,507,082           514,410,274
                                                                             -----------           -----------
 Distributions to shareholders from:
      Net investment income
          Class A                                                            (21,889,604)          (40,068,143)
          Class B                                                               (761,035)             (917,346)
          Class Y                                                             (8,986,086)          (16,474,443)
      Net realized gain
          Class A                                                           (113,973,806)          (66,949,954)
          Class B                                                             (6,116,806)           (1,317,953)
          Class Y                                                            (43,104,797)          (25,308,530)
                                                                             -----------           -----------
 Total distributions                                                        (194,832,134)         (151,036,369)
                                                                            ------------          ------------
                                  Capital share transactions (Note 3)
 Proceeds from sales
      Class A shares (Note 2)                                                112,525,850           310,273,867
      Class B shares                                                          37,092,528            73,175,827
      Class Y shares                                                         137,324,699           206,212,641
 Reinvestment of distributions at net asset value
      Class A shares                                                         125,338,311            98,054,599
      Class B shares                                                           6,824,407             2,216,336
      Class Y shares                                                          45,590,907            36,464,463
 Payments for redemptions
      Class A shares                                                        (164,825,448)         (344,574,702)
      Class B shares (Note 2)                                                 (6,609,729)           (5,132,861)
      Class Y shares                                                        (165,280,110)         (207,758,852)
                                                                            ------------          ------------
 Increase in net assets from capital share transactions                      127,981,415           168,931,318
                                                                             -----------           -----------
 Total increase in net assets                                                169,656,363           532,305,223
 Net assets at beginning of period                                         3,284,142,524         2,751,837,301
                                                                           -------------         -------------
 Net assets at end of period
      (including undistributed net investment income of
      $1,351,313 and $7,896,550)                                          $3,453,798,887        $3,284,142,524
                                                                          ==============        ==============

See accompanying notes to financial statements.

 Notes to financial statements

      IDS Stock Fund, Inc.
      (Unaudited as to March 31, 1997)

  1. Summary of significant accounting policies

      The Fund is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. The Fund offers Class A, Class B and Class Y shares. Class A shares are sold with a front-end sales charge. Class B shares may be subject to a contingent deferred sales charge and such shares automatically convert to Class A after eight years. Class Y shares have no sales charge and are offered only to qualifying institutional investors.

      All classes of shares have identical voting, dividend, liquidation and other rights, and the same terms and conditions, except that the level of distribution fee, transfer agency fee and service fee (class specific expenses) differs among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

      Investment in Equity Portfolio

      Effective May 13, 1996, the Fund began investing all of its assets in Equity Portfolio (the Portfolio), a series of Growth and Income Trust, an open-end investment company that has the same objectives as the Fund. This was accomplished by transferring the Fund's assets to the Portfolio in return for a proportionate ownership interest in the Portfolio. Equity Portfolio invests primarily in common stocks and securities convertible into common stocks.

      The Fund records daily its share of the Portfolio's income, expenses and realized and unrealized gains and losses. The financial statements of the Portfolio are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

      The Fund records its investment in the Portfolio at the value that is equal to the Fund's proportionate ownership interest in the net assets of the Portfolio. The percentage of the Portfolio owned by the Fund at March 31, 1997 was 99.98%. Valuation of securities held by the Portfolio is discussed in Note 1 of the Portfolio's "Notes to financial statements," which are included elsewhere in this report.

      Use of estimates

      The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.

      Federal taxes

      Since the Fund's policy is to comply with all sections of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to the shareholders, no provision for income or excise taxes is required.

      Net investment income (loss) and net realized gains (losses) allocated from the Portfolio may differ for financial statement and tax purposes primarily because of the deferral of losses on certain futures contracts, the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes, and losses deferred due to "wash sale" transactions. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

      Dividends to shareholders

      Dividends declared and paid each calendar quarter from net investment income, are reinvested in additional shares of the Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the income dividend.

  2. Expenses and sales charges

      In addition to the expenses allocated from the Portfolio, the Fund accrues its own expenses as follows:

      Effective March 20, 1995, the Fund entered into agreements with American Express Financial Corporation (AEFC) for providing administrative services and serving as transfer agent.

      Under its Administrative Services Agreement, the Fund pays AEFC a fee for administration and accounting services at a percentage of the Fund's average daily net assets in reducing percentages from 0.04% to 0.02% annually. Additional administrative service expenses paid by the Fund are office expenses, consultants' fees and compensation of officers and employees. Under this agreement, the Fund also pays taxes, audit and certain legal fees, registration fees for shares, compensation of board members, corporate filing fees, organizational expenses, and any other expenses properly payable by the Fund approved by the board.

      Under a separate Transfer Agency Agreement, AEFC maintains shareholder accounts and records. The Fund pays AEFC an annual fee per shareholder account for this service as follows:

    o Class A $15
    o Class B $16
    o Class Y $15

      Also effective March 20, 1995, the Fund entered into agreements with American Express Financial Advisors Inc. for distribution and shareholder servicing-related services. Under a Plan and Agreement of Distribution, the Fund pays a distribution fee at an annual rate of 0.75% of the Fund's average daily net assets attributable to Class B shares for distribution-related services.

      Under a Shareholder Service Agreement, the Fund pays a fee for service provided to shareholders by financial advisors and other servicing agents. The fee is calculated at a rate of 0.175% of the Fund's average daily net assets attributable to Class A and Class B shares.

      Sales charges received by American Express Financial Advisors Inc. for distributing Fund shares were $1,266,003 for Class A and $36,853 for Class B for the six months ended March 31, 1997. The Fund also pays custodian fees to American Express Trust Company, an affiliate of AEFC.

      During the six months ended March 31, 1997, the Fund's transfer agency fees were reduced by $69,497 as a result of earnings credits from overnight cash balances.

  3. Capital share transactions

      Transactions in shares of capital stock for the periods indicated are as follows:


                                       Six months ended March 31, 1997
                               Class A            Class B             Class Y

      Sold                   4,780,112          1,585,470           5,838,468

      Issued for reinvested  5,490,483            300,190           1,996,695
        distributions

      Redeemed              (7,001,590)          (282,138)         (7,105,737)
                            ----------           --------          ----------

      Net increase           3,269,005          1,603,522             729,426
                             =========          =========             =======


                                     Eleven months ended Sept. 30, 1996
                               Class A            Class B             Class Y

      Sold                  14,630,112          3,448,528           9,749,258

      Issued for reinvested  4,745,900            106,774           1,762,224
        distributions

      Redeemed             (16,225,558)          (241,151)         (9,825,574)
                           -----------           --------          ----------

      Net increase           3,150,454          3,314,151           1,685,908
                             =========          =========           =========

  4. Change of Fund's fiscal year

      The By-Laws of the Fund were amended on Jan. 10, 1996, changing it's fiscal year end from Oct. 31 to Sept. 30, effective 1996.

  5. Financial highlights

      The  tables  below  show  certain  important  financial   information  for
      evaluating the Fund's results.

        Fiscal period ended Sept. 30,
        Per share income and capital changes*                             Class A
                              1997#   1996**  1995   1994    1993    1992    1991     1990    1989    1988    1987

Net asset value,            $22.49  $19.96  $19.48 $21.24  $20.05  $20.02  $17.26   $20.76  $17.43  $17.04  $19.26
beginning of period

        Income from investment operations:
Net investment income          .17     .43     .52    .58     .55     .64     .68      .83     .77     .56     .57

Net gains (losses) (both      1.45    3.17    1.96    .21    2.93    1.11    4.02     (.87)   3.26    1.13    1.15
realized and unrealized)

Total from investment         1.62    3.60    2.48    .79    3.48    1.75    4.70     (.04)   4.03    1.69    1.72
operations

        Less distributions:

Dividends from net            (.21)   (.39)   (.49)  (.60)   (.53)   (.63)   (.74)    (.85)   (.70)   (.55)   (.58)
investment  income

Distributions from           (1.12)   (.68)  (1.51) (1.95)  (1.76)  (1.09)  (1.20)   (2.61)     --    (.75)  (3.36)
realized gains

Total distributions          (1.33)  (1.07)  (2.00) (2.55)  (2.29)  (1.72)  (1.94)   (3.46)   (.70)  (1.30)  (3.94)

Net asset value,            $22.78  $22.49  $19.96 $19.48  $21.24  $20.05  $20.02   $17.26  $20.76  $17.43  $17.04
end of period

          Ratios/supplemental data                                Class A

                              1997#   1996**  1995   1994    1993    1992    1991     1990    1989    1988    1987
Net assets, end of          $2,411  $2,307  $1,984 $2,368  $2,059  $1,658  $1,513   $1,213  $1,347  $1,246  $1,309
period (in millions)

Ratio of expenses to           .78%+   .80% +  .79%   .76%    .73%    .72%    .65%     .63%    .60%    .58%    .57%
average daily net assets++

Ratio of net income to        1.43%+  2.19%+  2.61%  2.99%   2.75%   3.21%   3.59%    4.32%   3.94%   3.17%   2.53%
average daily net assets

Portfolio turnover rate         37%     71%     69%    75%     76%     77%     58%      26%     54%     27%     42%
(excluding short-term
securities) for the
underlying Portfolio

Total return+++                7.2%   18.6%   14.4%   3.9%   18.8%    9.4%   29.0%    (0.9%)  23.4%   10.1%    8.7%

Average brokerage           $.0351  $.0388      --     --      --      --      --       --      --      --      --
commission rate for
 the underlying Portfolio***
  *For a share outstanding throughout the period.  Rounded to the nearest cent.
 **The Fund's fiscal year-end was changed from Oct. 31 to
   Sept. 30, effective 1996.
***Effective fiscal period 1996, the Fund is required to
   disclose an average brokerage commission rate. The rate is calculated by dividing the total brokerage commissions paid on applicable purchases and sales of portfolio
   securities for the period by the total number of related
   shares purchased and sold.
  +Adjusted to an annual basis.
 ++Effective fiscal period 1996, expense ratio is based on
   total expenses of the Fund before reduction of earnings
   credits on cash balances.
+++Total return does not reflect payment of a sales charge.
  #Six months ended March 31, 1997 (Unaudited).

        Fiscal period ended Sept. 30,
        Per share income and capital changes*
                                             Class B                    Class Y
                                        1997#  1996** 1995##       1997#  1996** 1995##

Net asset value,                      $22.42 $19.91 $18.03       $22.49 $19.96 $18.03
beginning of period

        Income from investment operations:

Net investment income                    .09    .28    .27          .18    .47    .29

Net gains (both realized                1.43   3.17   1.92         1.46   3.17   2.01
and unrealized)

Total from investment operations        1.52   3.45   2.19         1.64   3.64   2.30

        Less distributions:

Dividends from net                      (.13)  (.26)  (.31)        (.23)  (.43)  (.37)
investment income

Distributions from                     (1.12)  (.68)    --        (1.12)  (.68)    --
realized gains

Total distributions                    (1.25)  (.94)  (.31)       (1.35) (1.11)  (.37)

Net asset value,                      $22.69 $22.42 $19.91       $22.78 $22.49 $19.96
end of period

        Ratios/supplemental data
                                             Class B                    Class Y
                                        1997#  1996** 1995##       1997#  1996** 1995##
Net assets, end of                      $145   $107    $29         $897   $870   $738
period (in millions)

Ratio of expenses to                    1.55%+ 1.57%+ 1.61%+        .61%+  .63%+  .64%+
average daily net assets++

Ratio of net income to                   .70%+ 1.61%+ 1.37%+       1.59% +2.36%+ 2.38%+
average daily net assets

Portfolio turnover rate                   37%    71%    69%          37%    71%    69%
(excluding short-term
securities) for the
underlying Portfolio

Total return++                           6.8%  17.8%  12.1%         7.3%  18.8%  12.8%

Average brokerage                     $.0351 $.0388     --       $.0351 $.0388     --
commission rate for
the underlying Portfolio***

  *For a share outstanding throughout the period.  Rounded to the nearest cent.
 **The Fund's fiscal year-end was changed from Oct. 31 to
   Sept. 30, effective 1996.
***Effective fiscal period 1996, the Fund is required to disclose an average brokerage commission rate. The rate is calculated by dividing the total brokerage commissions paid on applicable purchases and sales of portfolio securities for the period by the total number of related shares purchased and sold.
  +Adjusted to an annual basis
 ++Effective fiscal period 1996, expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.
+++Total return does not reflect payment of a sales charge.
  +Adjusted to an annual basis.
  #Six months ended March 31,1997 (Unaudited).
 ##Inception date was March 20, 1995 for Class B and Class Y.

 Financial statements

      Statement of assets and liabilities
      Equity Portfolio
      March 31, 1997

                                  Assets
(Unaudited)
 Investments in securities, at value (Note 1)
 Investments in securities of unaffiliated issuers (identified cost $2,914,403,825)             $3,565,562,904
                                                                                                --------------
 Investments in securities of affiliated issuers (identified cost $33,897,526)                      45,858,072
 Dividends and accrued interest receivable                                                           8,265,522
 Receivable for investment securities sold                                                              66,257
 U.S. government securities held as collateral (Note 4)                                             68,808,487
                                                     -                                              ----------
 Total assets                                                                                    3,688,561,242
                                                                                                 -------------

                                  Liabilities

 Disbursements in excess of cash on demand deposit                                                     837,609
 Payable for investment securities purchased                                                         5,986,457
 Unrealized depreciation on foreign currency contracts held, at value (Notes 1 and 5)                       60
 Payable upon return of securities loaned (Note 4)                                                 227,029,987
 Accrued investment management services fee                                                            156,030
 Other accrued expenses                                                                                 10,309
                                                                                                        ------
 Total liabilities                                                                                 234,020,452
                                                                                                   -----------
 Net assets                                                                                     $3,454,540,790
                                                                                                ==============
See accompanying notes to financial statements.

      Statement of operations
      Equity Portfolio
      Six months ended March 31, 1997


 Investment income                                                                                  (Unaudited)
 Income:
 Dividends (net of foreign taxes withheld of $250,326)                                           $  32,012,885
 Dividends earned from affiliates                                                                      138,000
 Interest                                                                                            6,218,164
                                                                                                     ---------
 Total income                                                                                       38,369,049
                                                                                                    ----------
 Expenses (Note 2):
 Investment management services fee                                                                  8,118,125
 Compensation of board members                                                                           9,199
 Custodian fees                                                                                        114,660
 Audit fees                                                                                             14,000
 Administrative services fees and expenses                                                              22,804
 Other                                                                                                   5,107
                                                                                                         -----
 Total expenses                                                                                      8,283,895
      Earnings credits on cash balances (Note 2)                                                        (1,501)
                                              -                                                         ------
 Total net expenses                                                                                  8,282,394
                                                                                                     ---------
 Investment income -- net                                                                           30,086,655
                                                                                                    ----------

                                  Realized and unrealized gain -- net

 Net realized gain on security and foreign currency transactions
      (including loss of $444,649 from foreign currency transactions) (Note 3)                     195,764,259
 Net change in unrealized appreciation or depreciation of investments
      and on translation of assets and liabilities in foreign currencies                            15,687,803
                                                                                                    ----------
 Net gain on investments and foreign currencies                                                    211,452,062
                                                                                                   -----------
 Net increase in net assets resulting from operations                                             $241,538,717
                                                                                                  ============

See accompanying notes to financial statements.

      Statements of changes in net assets
      Equity Portfolio

 Operations
                                                                        Six months ended   For the period from
                                                                          March 31, 1997          May 13, 1996*
(Unaudited)                                                                                  to Sept. 30, 1996
 Investment income-- net                                                $     30,086,655      $     38,250,649
 Net realized gain (loss) on investments and foreign currencies              195,764,259            (4,205,188)
 Net change in unrealized appreciation or depreciation
      of investments and on translation
      of assets and liabilities in foreign currencies                         15,687,803           140,669,806
                                                                              ----------           -----------
 Net increase in net assets resulting from operations                        241,538,717           174,715,267
 Net contributions (withdrawals)                                             (72,046,022)        3,110,307,828
                                                                             -----------         -------------
 Total increase in net assets                                                169,492,695         3,285,023,095
 Net assets at beginning of period (Note 1)                                3,285,048,095                25,000
                                         -                                 -------------                ------
 Net assets at end of period                                              $3,454,540,790        $3,285,048,095
                                                                          ==============        ==============


*Commencement of operations.
See accompanying notes to financial statements.

 Notes to financial statements
      Equity Portfolio
      (Unaudited as to March 31, 1997)

  1. Summary of significant accounting policies

      Equity Portfolio (the Portfolio) is a series of Growth and Income Trust (the Trust) and is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. Equity Portfolio invests primarily in common stocks and securities convertible into common stocks. The Declaration of Trust permits the Trustees to issue non-transferable interests in the Portfolio. On April 15, 1996, American Express Financial Corporation (AEFC) contributed $25,000 to the Portfolio. Operations did not formally commence until May 13, 1996, at which time, an existing fund transferred its assets to the Portfolio in return for an ownership percentage of the Portfolio.

      Significant accounting policies followed by the Portfolio are summarized below:

      Use of estimates

      The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.

      Valuation of securities

      All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price; securities for which market quotations are not readily available, including illiquid securities, are valued at fair value according to methods selected in good faith by the board. Determination of fair value involves, among other things, reference to market indexes, matrixes and data from independent brokers. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost.

      Option transactions

      In order to produce incremental earnings, protect gains and facilitate buying and selling of securities for investment purposes, the Portfolio may buy or write options traded on any U.S. or foreign exchange or in the over-the-counter market where the completion of the obligation is dependent upon the credit standing of the other party. The Portfolio also may buy or sell put and call options and write covered call options on portfolio securities and may write cash-secured put options. The risk in writing a call option is that the Portfolio gives up the opportunity of profit if the market price of the security increases. The risk in writing a put option is that the Portfolio may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Portfolio pays a premium whether or not the option is exercised. The Portfolio also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

      Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. The Portfolio will realize a gain or loss upon expiration or closing of the option transaction. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid.

      Futures transactions

      In order to gain exposure to or protect itself from changes in the market, the Portfolio may buy and sell financial futures contracts traded on any U.S. or foreign exchange. The Portfolio also may buy or write put and call options on these futures contracts. Risks of entering into futures contracts and related options include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

      Upon entering into a futures contract, the Portfolio is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Portfolio each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Portfolio recognizes a realized gain or loss when the contract is closed or expires.

      Foreign currency translations
      and foreign currency contracts

      Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars at the closing rate of exchange. Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or losses. In the statement of operations, net realized gains or losses from foreign currency transactions may arise from sales of foreign currency, closed forward contracts, exchange gains or losses realized between the trade date and settlement dates on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes.

      The Portfolio may enter into forward foreign currency exchange contracts for operational purposes and to protect against adverse exchange rate fluctuation. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Portfolio and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates from an independent pricing service. The Portfolio is subject to the credit risk that the other party will not complete the obligations of the contract.

      Illiquid securities

      At March 31, 1997, investments in securities included issues that are illiquid. The Portfolio currently limits investments in illiquid securities to 10% of the net assets, at market value, at the time of purchase. The aggregate value of such securities at March 31, 1997 was $10,633,993 representing 0.31% of the Portfolio's net assets. Pursuant to guidelines adopted by the board, certain unregistered securities are determined to be liquid and are not included within the 10% limitation specified above.

      Federal taxes

      For federal income tax purposes the Portfolio qualifies as a partnership and each investor in the Portfolio is treated as the owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Portfolio. Accordingly, as a "pass-through" entity, the Portfolio does not pay any income dividends or capital gain distributions.

      Other

      Security transactions are accounted for on the date securities are purchased or sold. Dividend income is recognized on the ex-dividend date and interest income, including level-yield amortization of premium and discount, is accrued daily.

  2. Fees and expenses

      The Trust, on behalf of the Portfolio, has entered into an Investment Management Services Agreement with AEFC for managing its portfolio. Under this agreement, AEFC determines which securities will be purchased, held or sold. The management fee is a percentage of the Portfolio's average daily net assets in reducing percentages from 0.53% to 0.4% annually. The fees may be increased or decreased by a performance adjustment based on a comparison of the performance of Class A shares of IDS Stock Fund to the Lipper Growth and Income Fund Index. The maximum adjustment is 0.08% of the Portfolio's average daily net assets on an annual basis. The adjustment decreased the fee by $163,261 for the six months ended March 31, 1997.

      Under the agreement, the Trust also pays taxes, brokerage commissions and nonadvisory expenses, which include custodian fees to be paid to an affiliate of AEFC, audit and certain legal fees, fidelity bond premiums, registration fees for units, office expenses, consultants' fees, compensation of trustees, corporate filing fees, expenses incurred in connection with lending securities of the Portfolio, and any other expenses properly payable by the Trust or Portfolio, approved by the board.

      During the six months ended March 31, 1997, the Portfolio's custodian fees were reduced by $1,501 as a result of earnings credits from overnight cash balances.

      Pursuant to a Placement Agency Agreement, American Express Financial Advisors Inc. acts as placement agent of the units of the Trust.


  3. Securities transactions

      Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $1,242,266,176 and $1,231,057,025, respectively, for the six months ended March 31, 1997. For the same period, the portfolio turnover rate was 37%. Realized gains and losses are determined on an identified cost basis.

      Brokerage commissions paid to brokers affiliated with AEFC were $255,491 during this period.


  4. Lending of portfolio securities

      At March 31, 1997, securities valued at $217,727,815 were on loan to brokers. For collateral, the Portfolio received $158,221,500 in cash and U.S. government securities valued at $68,808,487. Income from securities lending amounted to $536,634 for the six months ended March 31, 1997. The risks to the Portfolio of securities lending are that the borrower may not provide additional collateral when required or return the securities when due.


  5. Foreign currency contracts

      At March 31, 1997, the Portfolio had entered into a foreign currency exchange contract that obligates the Portfolio to deliver currency at a specified future date. The unrealized appreciation and/or depreciation (see Summary of significant accounting policies) on this contract is included in the accompanying financial statements. The terms of the open contract are as follows:


 Exchange date     Currency to     Currency to     Unrealized     Unrealized
                  be delivered     be received   appreciation   depreciation

April 1, 1997          292,824         $66,197           $ --            $60
                 South African     U.S. Dollar
                    Commercial
                          Rand

 Investments in securities

      Equity Portfolio
      March 31, 1997 (Unaudited)

                                                       (Percentages represent
                                                         value of investments
                                                      compared to net assets)
Investments in securities of unaffiliated issuers

 Common stocks (82.1%)
Issuer                       Shares       Value(a)

 Aerospace & defense (2.8%)
 Boeing                     450,000   $  44,381,250
 General Motors Cl H        500,000      27,125,000
 Lockheed Martin            306,084      25,711,056
 Total                                   97,217,306

 Airlines (0.8%)
 AMR                        350,000(b)   28,875,000

 Automotive & related (1.6%)
 Eaton                      386,200      27,371,925
 Genuine Parts              600,000      27,975,000
 Total                                   55,346,925

 Banks and savings & loans (6.0%)
 Barnett Banks              800,000(c)   37,200,000
 First Union                450,000      36,506,250
 KeyCorp                    600,000      29,250,000
 Morgan (JP)                200,000      19,650,000
 NationsBank                950,000      52,606,250
 Norwest                    400,000      18,500,000
 Washington Mutual          250,000      12,078,125
 Total                                  205,790,625

 Beverages & tobacco (2.4%)
 Anheuser-Busch             700,000      29,487,500
 Coca-Cola                  600,000      33,525,000
 Philip Morris              200,000      22,825,000
 Total                                   85,837,500

 Chemicals (1.3%)
 Monsanto                   600,000      22,950,000
 Praxair                    500,000      22,437,500
 Total                                   45,387,500

 Communications equipment & services (0.9%)
 Northern Telecommunications450,000      29,418,750

 Computers & office equipment (4.1%)
 Cisco Systems              400,000(b)   19,250,000
 Compaq Computer            465,000(b)   35,630,625
 Computer Associates Intl   250,000       9,718,750
 Hewlett-Packard            550,000      29,287,500
 Oracle                     750,000(b)   28,921,875
 Silicon Graphics           900,000(b)   17,550,000
 Total                                  140,358,750

 Electronics (1.6%)
 Intel                      400,000      55,650,000

 Energy (1.5%)
 Elf Aquitaine              500,000(c)   24,625,000
 Unocal                     700,000      26,687,500
 Total                                   51,312,500

 Food (1.2%)
 ConAgra                    400,000      21,700,000
 CPC Intl                   250,000      20,500,000
 Total                                   42,200,000

 Health care (8.6%)
 ALZA                       400,000      11,000,000
 American Home Products     600,000      36,000,000
 Amgen                      500,000(b)   27,937,500
 Baxter Intl                800,000      34,500,000
 Guidant                    500,000      30,750,000
 Johnson & Johnson          650,000      34,368,750
 Medtronic                  500,000      31,125,000
 Merck                      200,000      16,850,000
 Pfizer                     425,000      35,753,125
 Schering-Plough            550,000      40,012,500
 Total                                  298,296,875

 Health care services (1.2%)
 Service Corp Intl          800,000      23,800,000
 Tenet Healthcare           700,000      17,237,500
 Total                                   41,037,500

 Household products (3.4%)
 Colgate-Palmolive          400,000      39,850,000
 Gillette                   600,000      43,575,000
 Procter & Gamble           300,000      34,500,000
 Total                                  117,925,000

 Industrial equipment & services (2.6%)
 AGCO                       500,000      13,812,500
 Deere                    1,000,000      43,500,000
 Illinois Tool Works        400,000      32,650,000
 Total                                   89,962,500

 Insurance (3.4%)
 American Intl Group        300,000      35,212,500
 EXEL                     1,190,000      50,277,500
 Travelers/Aetna
    Property Casualty     1,000,000      31,750,000
 Total                                  117,240,000

 Leisure time & entertainment (0.6%)
 Disney (Walt)              300,000      21,900,000

 Media (1.0%)
 Donnelley (RR) & Sons    1,000,000      34,875,000

 Metals (4.6%)
 Freeport-McMoRan
    Copper & Gold         1,500,000      45,562,500
 Getchell Gold              946,200      38,439,375
 Martin Marietta Materials1,000,000      25,750,000
 Stillwater Mining          890,000(b)   17,466,250
 UCAR Intl                  800,000(b)   31,700,000
 Total                                  158,918,125

 Multi-industry conglomerates (2.8%)
 Emerson Electric           400,000      18,000,000
 General Electric           575,000      57,068,750
 Westinghouse Electric    1,200,000      21,300,000
 Total                                   96,368,750

 Paper & packaging (2.3%)
 Crown Cork & Seal          600,000(b)   30,975,000
 Kimberly-Clark             475,000      47,203,125
 Total                                   78,178,125

 Restaurants & lodging (0.6%)
 Hilton Hotels              800,000      19,400,000

 Retail (3.4%)
 Federated Dept Stores      500,000(b)   16,437,500
 Penney (JC)                550,000      26,193,750
 Safeway                  1,000,000(b,c) 46,375,000
 Wal-Mart Stores          1,000,000      27,875,000
 Total                                  116,881,250

 Textiles & apparel (0.9%)
 Nike Cl B                  500,000      31,000,000

 Transportation (0.6%)
 Union Pacific              350,000      19,862,500

 Utilities -- electric (0.8%)
 FPL Group                  600,000      26,475,000

 Utilities -- telephone (4.6%)
 AT&T                       500,000      17,375,000
 BellSouth                  700,000      29,575,000
 GTE500,000              23,312,500
 MCI Communications       1,000,000      35,625,000
 SBC Communications         500,000      26,312,500
 U S West Communications    800,000      27,200,000
 Total                                  159,400,000

 Foreign (16.5%)(d)
 Ashanti Goldfields         500,000(c)    6,875,000
 Barclays                 1,443,212      24,242,294
 Bre-X Minerals           1,500,000       2,914,935
 British Telecommunications4,000,000     29,317,404
 Cimpor Cimentos de Portuga 602,000(e)   12,558,858
 Commonwealth Bank        4,041,400(c)   26,676,744
 Compagnie de General       225,000(c)   30,657,227
 Ericsson (LM) ADR        7,000,000      33,250,000
 Euro-Nevada Mining          23,300         673,289
 Euro-Nevada Mining         230,400(e)    6,657,756
 Natl Mutual             16,000,000      19,578,544
 Railtrack                4,000,000      29,778,060
 Renaissance Energy         500,000(b)   14,213,470
 Repsol ADR                 650,000      26,487,500
 Royal Dutch Petroleum      150,000      26,250,000
 Schlumberger               350,000      37,537,500
 SGL Carbon                 250,000      34,322,542
 SmithKline Beecham ADR     500,000      35,000,000
 South African Breweries    440,200(e)   13,944,563
 Telefonos de Mexico      1,000,000(c)   38,500,000
 TOTAL Cl B                 700,000      29,662,500
 Unilever                   200,000      37,250,000
 Veba                       500,000(c)   28,312,350
 Woolworths              10,000,000(c)   26,732,720
 Total                                  571,393,256

 Total common stocks of unaffiliated issuers
 (Cost: $2,209,430,561)              $2,836,508,737


 Preferred stocks and other (9.8%)
Issuer                       Shares       Value(a)

 AirTouch Communications
    4%                      525,000     $12,140,625
 Altera
    8%                      347,826(e)   15,086,953
 Circuit City Stores
    5.50%                   535,715(e)   17,223,237
 Citicorp
    5.50%                   250,000      24,718,750
 ConAgra
    4.50% Cv                350,000      17,762,500
 Crown Cork & Seal
    4.50% Cv                225,000      11,081,250
 Duracell
    3%                      195,000      11,456,250
 Finova Finance Trust
    5.50% Cv                200,000      10,450,000
 Hilton Hotels
    8%                      400,000(j)    9,350,000
 Host Marriott Financial Trust
    6.75% Cv                300,000(e)   16,875,000
 Ikon Office Solutions
    6.50% Cv                315,850      25,544,369
 McKesson
    4.50% Cv                200,000(f)   10,650,000
 Medtronic
    $2.76 Cv                275,000      17,231,500
 Merck
    4.50% Cv                225,000      17,690,625
 Merrill Lynch
    6.25% Cv                515,000      19,441,250
 Natl Australia Bank
    7.875%                  270,000       6,750,000
 Station Casinos
    7.00% Cv                110,000       4,743,750
 SunAmerica
    $3.19 Cv                500,000      19,750,000
 Telemex
    7.75% Cv                665,000      26,101,250
 UNUM
    $2.34 Cv                650,000      46,068,750

 Total preferred stocks
 (Cost: $315,459,252)                  $340,116,059

 Bonds (3.9%)

Issuer                                 Coupon               Maturity              Principal             Value(a)
                                         rate                   year                 amount
 Domestic (2.8%)
 Adaptec
    Cv                                   4.75%                  2004            $15,000,000(e)     $ 14,756,250
 Salomon-Applied Materials ELK
    Cv                                   8.50                   1998             24,645,969(f)       24,212,725
 Salomon-Emerson Electric ELK
    Cv                                   5.50                   1999             30,084,390(f)       28,509,324
 Federated Dept Stores                   5.00                   2003              5,000,000           5,800,000
 Scandinavian Broadcasting
    Cv Sub Deb                           7.25                   2005             15,000,000          13,687,500
 Softkey Intl
    Cv                                   5.50                   2000             15,000,000(e)       11,550,000
 Total                                                                                               98,515,799

 Foreign (1.1%) (d)
 BAA Plc                                 5.75                   2006              6,000,000          10,309,215
    (British Pound)
 Baan                                    4.50                   2001             11,500,000(e)       13,397,500
    (U.S. Dollar)
 Dresdner                                2.25                   2001             15,000,000(i)       10,633,993
    (Canadian Dollar)
 William Resources                       9.66                   2002              4,500,000           3,142,808
    (U.S. Dollar)
 Total                                                                                               37,483,516


 Total bonds
 (Cost: $136,635,502)                                                                             $135,999,315


 Short-term securities (7.3%)
Issuer          Annualized        Amount      Value(a)
                  yield on    payable at
                   date of      maturity
                  purchase

 Certificate of deposit (0.1%)
 Morgan Guaranty Trust
      04-28-97        5.40% $4,600,000  $ 4,579,271

 Commercial paper (7.1%)
 American General Finance
      04-24-97        5.36  12,400,000   12,357,854
 Ameritech Capital Funding
      04-14-97        5.34   5,400,000(g) 5,388,894
      04-17-97        5.33   5,000,000(g) 4,988,222
 Associates Corp North America
      05-07-97        5.53  13,700,000   13,624,650
 Barclays U.S. Funding
      04-16-97        5.31   3,600,000    3,595,230
 BellSouth Telecommunications
      04-10-97        5.33   3,600,000    3,590,855
 BHP Finance
      04-03-97        5.27   7,000,000    6,997,958
 CAFCO
      04-21-97        5.37   3,800,000(g) 3,787,718
 Cargill
      05-08-97        5.36   3,600,000    3,577,586
 Ciesco LP
      04-15-97        5.34   4,600,000    4,590,501
 Commercial Credit
      04-22-97        5.34   7,600,000    7,576,459
      04-24-97        5.35   7,600,000    7,574,217
 Commerzbank U.S. Finance
      05-20-97        5.48  30,100,000   29,971,560
 Consolidated Natural Gas
      04-30-97        5.29   1,820,000    1,811,057
 Dean Witter, Discover & Co
      04-15-97        5.38     600,000      598,427
      05-06-97        5.36   8,200,000    8,157,588
 Fleet Funding
      04-07-97        5.29   7,000,000(g) 6,993,863
      04-09-97        5.33   2,092,000(g) 2,089,536
      04-10-97        5.29  10,000,000(g) 9,986,850
      04-22-97        5.31   7,000,000(g) 6,978,481
 Gateway Fuel
      04-08-97        5.31   1,700,000    1,698,258
 Household Finance
      04-23-97        5.33   5,100,000    5,083,482
 Kredietbank North America Finance
      04-18-97        5.30     300,000      299,255
      04-18-97        5.30   3,300,000    3,291,803
 Metlife Funding
      05-01-97        5.35   5,900,000    5,873,893
      05-02-97        5.34   7,800,000    7,764,402
      05-05-97        5.34   5,700,000    5,671,468
 Mobil Australia Finance (Delaware)
      04-30-97        5.35   6,500,000(g) 6,472,196
 Morgan Stanley Group
      05-20-97        5.34   2,500,000    2,480,281
 Natl Australia Funding (Delaware)
      04-28-97        5.49  17,500,000   17,428,337
 Novartis Finance
      04-04-97        5.32   4,400,000    4,398,057
      04-21-97        5.34   4,800,000(g) 4,785,840
 Pfizer
      04-21-97        5.32   8,200,000(g) 8,175,901
 Reed Elsevier
      04-21-97        5.39   8,600,000(g) 8,572,388
 St. Paul Companies
      04-11-97        5.28   4,300,000(g) 4,293,729
 Siemens
      04-25-97        5.30  11,000,000   10,961,427
 Southern California Gas
      04-07-97        5.32   1,988,000(g) 1,986,244
 Unilever Capital
      04-07-97        5.34   3,000,000(g) 2,996,889
 Total                                  246,471,356


 Letter of credit (0.1%)
 Bank of America -
   Formosa Plastics
      05-09-97        5.39   1,900,000    1,888,166

 Total short-term securities
 (Cost: $252,878,510)                  $252,938,793

 Total investments in securities of unaffiliated issuers
 (Cost: $2,914,403,825)              $3,565,562,904


 Investments in securities of affiliated issuers (h)
 Common stocks (1.3%)
Issuer                       Shares       Value(a)

 Meridian Gold            3,800,000 $     9,608,072
 Mutual Risk Management   1,000,000      36,250,000


 Total investments in securities of affiliated issuers
 (Cost: $33,897,526)               $     45,858,072


 Total investments in securities
 (Cost: $2,948,301,351)(k)           $3,611,420,976

See accompanying notes to investments in securities.>

 Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b) Non-income producing.

(c) Security is partially or fully on loan. See Note 4 to the financial statements.

(d) Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in the currency indicated.

(e)  Represents  a  security  sold  under  Rule  144A,   which  is  exempt  from
registration under the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the board.

(f) ELKS are equity-linked securities that are structured as an interest-bearing debt security of a brokerage firm and linked to the common stock of another company. The terms of ELKS differ from those of ordinary debt securities in that the principal amount received at maturity is not fixed but is based on the price of the common stock the ELK is linked to. The principal amount disclosed equals the current estimated future value of the amount to be received upon maturity.

(g) Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." This security has been determined to be liquid under the guidelines established by the board.

(h) Investments representing 5% or more of the outstanding voting securities of the issuer. Transactions with companies that are or were affiliated during the period ended March 31, 1997 are as follows:

                   Beginning        Purchase  Sales        Ending   Dividend
Issuer                  cost            cost   cost          cost     income
Meridian Gold     $ 6,941,711     $  275,758  $--     $ 7,217,469        $--

Mutual Risk
Management*         9,937,262     16,742,795    --     26,680,057    138,000
                    ---------     ----------           ----------    -------

Total             $16,878,973    $17,018,553   $--    $33,897,526   $138,000
                  ===========    ===========   ===    ===========   ========

*Issuer was not an affiliate for the entire fiscal period.

(i) Identifies issues considered to be illiquid (see Note 1 to the financial statements). Information concerning such security holdings at March 31, 1997 is as follows:

Security                               Aquisition                        Cost
                                             date

Dresdner*                  09-05-96 thru 09-11-96                 $10,110,635

*Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended.

(j) PRIDES -- Preferred Redeemed Increased Dividend Equity Securities are structured as convertible preferred securities issued by a company. Investors receive an enchanced yield but based upon a specific formula, potential appreciation is limited. PRIDES pay dividends, have voting rights, are non-callable for three years and upon maturity, convert into shares of common stock.

(k) At March 31, 1997, the cost of securities for federal income tax purposes was approximately $2,948,301,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was: > 33

Unrealized appreciation.........................................$731,944,000
Unrealized depreciation..........................................(68,824,000)
                                                                 -----------
Net unrealized appreciation.....................................$663,120,000
                                                                ============

           Board members and officers of the Fund

President and interested
board member

      William R. Pearce
      President   and   director,    Board   Services   Corporation    (provides
      administrative services to boards including the boards of the IDS and IDSLife funds and Master Trust portfolios).

Independent
board members

      H. Brewster Atwater Jr.
      Former chairman and chief executive officer, General Mills, Inc.

      Lynne V. Cheney
      Distinguished fellow, American Enterprise Institute for Public Policy Research.
      Robert F. Froehlke
      Former president of all funds in the IDS MUTUAL FUND GROUP.
      Heinz F. Hutter
      Former president and chief operating officer, Cargill, Inc.
      Anne P. Jones
      Attorney and telecommunications consultant.
      Melvin R. Laird
      Senior counsellor for national and international affairs, The Reader's Digest Association, Inc.
      Alan K. Simpson
      Former United States senator for Wyoming.
      Edson W. Spencer
      Former chairman and chief executive officer, Honeywell, Inc.
      Wheelock Whitney
      Chairman, Whitney Management Company.
      C. Angus Wurtele
      Chairman of the board, The Valspar Corporation.

Interested board
members who are
officers and/or
employees of AEFC

      William H. Dudley
      Executive vice president, AEFC.
      David R. Hubers
      President and chief executive officer, AEFC.
      John R. Thomas
      Senior vice president, AEFC.

Officers who also
are officers and/or
employees of AEFC

      Peter J. Anderson
      Senior vice president, AEFC. Vice president - Investments for the Fund. Melinda S. Urion
      Senior vice president and chief financial officer, AEFC. Treasurer for the Fund.

Other officer

      Leslie L. Ogg
      Vice president, treasurer and corporate secretary of Board Services Corporation. Vice president, general counsel and secretary for the Fund.

Refer to the SAI for the board members' and officers' biographies.

IDS mutual funds

Global/International funds

Funds in this group seek capital growth and/or income by investing primarily in foreign securities. Foreign investments may be subject to currency fluctuations and political and economic risks of the countries in which the investments are made. They are high risk mutual funds with a potential for high reward.

IDS Emerging Markets Fund

Invests in a Portfolio comprised primarily of stocks of companies in developing countries throughout the world that are believed to offer growth potential. Seeks to provide long-term growth of capital.

(icon of) world globe

IDS Global Growth Fund
Invests in a Portfolio comprised primarily of stocks of companies throughout the world that are positioned to meet market needs in a changing world economy. These companies offer above-average potential for long-term growth.

(icon of) world

IDS International Fund

Invests primarily in common stocks of foreign companies that offer potential for superior growth. The Fund may invest up to 20% of its assets in the U.S. market.

(icon of) three flags

IDS Global Balanced Fund

Invests in stocks-and bonds in, for the most part, major markets throughout the world, including the U.S. Seeks to provide a balance of growth of capital and current income.

(icon of) scale of globes

IDS Global Bond Fund

Invests in a Portfolio comprised primarily of debt securities of U.S. and foreign issuers to seek high total return through income and growth of capital.

(icon of) globe

Growth funds

Funds in this group seek capital growth, primarily from common stocks. They are high risk mutual funds with a potential for high reward.

IDS Precious Metals Fund

Invests primarily in the securities of foreign or domestic companies that explore for, mine and process or distribute gold and other precious metals. A highly aggressive and speculative fund that seeks long-term growth of capital.

(icon of) cart of precious gems

IDS Discovery Fund

Invests in small- and medium-size, growth-oriented companies emphasizing technological innovation and productivity enhancement. Buys and holds larger growth-oriented stocks.

(icon of) ship

IDS Small Company Index Fund

Invests in all or a representative group of the equity securities comprising the S&P SmallCap 600 Index, as it strives to provide long-term capital appreciation.

(icon of) building

IDS Strategy Aggressive Fund

Invests primarily in common stocks of companies that are selected for their potential for above-average growth. Above-average means that their growth potential is better, in the opinion of the portfolio's investment manager, than the Standard & Poor's Corporation (S&P) 500 Stock Index.

(icon of) chess piece

IDS Research Opportunities Fund

Invests in a Portfolio comprised primarily of equity securities of companies included in the S&P 500 Index that are believed to have strong growth potential. The Portfolio is managed using a research methodology by the Research Department of AEFC. Goal is long-term appreciation.

(icon of) magnifying glass

IDS Growth Fund

Invests in a Portfolio comprised primarily of companies that have above-average potential for long-term growth as a result of new management, marketing opportunities or technological superiority.

(icon of) flower

IDS New Dimensions Fund

Invests in a Portfolio comprised primarily of companies with significant growth potential due to superiority in technology, marketing or management. The Fund frequently changes its industry mix.

(icon of) dimension

IDS Progressive Fund

Invests primarily in undervalued common stocks. The Fund holds stocks for the long term with the goal of capital growth.

(icon of) shooting star

Growth and income funds

These funds focus on securities of medium to large, well-established companies that offer long-term growth of capital and reasonable income from dividends and interest.

IDS Equity Select Fund

Invests primarily in a combination of moderate growth stocks, higher-yielding equities and bonds. Seeks growth of capital and income.

(icon of) three pine trees

IDS Blue Chip Advantage Fund

Invests in selected stocks from a major market index. Securities purchased are those recommended by our research analysts as the best from each industry represented on the index. Offers potential for long-term growth as well as dividend income.

(icon of) ribbon

IDS Managed Allocation Fund

Invests in a Portfolio comprised primarily of U.S. equity securities, U.S. and foreign debt securities, foreign equity securities and money market instruments. The Fund provides diversification among these major investment categories and has a target mix that represents the way the Fund's investments will be allocated over the long term. Seeks maximum total return.

(icon of) spinning toy

IDS Stock Fund

Invests in a Portfolio comprised primarily of common stocks of companies representing many sectors of the economy. Seeks current income and growth of capital.

(icon of) building with columns

IDS Equity Value Fund

Invests primarily in undervalued common stocks that offer potential for growth of capital and income.

(icon of) three growing flowers

IDS Utilities Income Fund

Invests primarily in the stocks of public utility companies to seek high current income and growth of income and capital with reduced volatility.

(icon of) light bulb

IDS Diversified Equity Income Fund

Invests in a Portfolio comprised primarily in high-yielding common stocks to seek high current income and, secondarily, to benefit from the growth potential offered by stock investments.

(icon of) two puzzle pieces

IDS Mutual

Invests in a Portfolio which seeks to balance between common stocks and senior securities (preferred stocks and bonds). Seeks a balance of growth of capital and current income.

(icon of) scale of justice

Income funds

The funds in this group invest their assets primarily in corporate bonds or government securities to seek interest income. Secondary objective is capital growth.
Risk varies by bond quality.

IDS Extra Income Fund

Invests in a Portfolio comprised mainly in long-term, high-yielding corporate fixed-income securities in the lower rated, higher risk bond categories to seek high current income. Secondary objective is capital growth.

(icon of) two coins

IDS Bond Fund

Invests mainly in corporate bonds, at least 50% in the higher rated, lower risk bond categories, or the equivalent, and in government bonds.

(icon of) Greek column

IDS Selective Fund

Invests in a Portfolio comprised primarily of high-quality corporate bonds and other highly rated debt instruments including government securities and short-term investments. Seeks current income and preservation of capital.

(icon of) skyline

IDS Federal Income Fund

Invests in a Portfolio comprised primarily of securities issued or guaranteed as to the timely payment of principal and interest by the U.S. government, its agencies and instrumentalities. Seeks a high level of current income and safety of principal consistent with its type of investments.

(icon of) shield with eagle head

Tax-exempt income funds

These funds provide tax-free income by investing in municipal bonds. The income is generally free from federal income tax, but a portion of the income may be subject to state and local taxes. Risk varies by bond quality.

IDS Tax-Exempt Bond Fund

Invests mainly in bonds and notes of state or local government units, with at least 75% in the four highest rated, lowest risk bond categories.

(icon of) shield with Greek column

IDS Insured Tax-Exempt Fund

Invests primarily in municipal securities that are insured as to the timely payment of principal and interest. The insurance feature minimizes credit risk of the Fund but does not guarantee the market value of the Fund's shares.

(icon of) shield with star

IDS State Tax-Exempt Funds
(CA, MA, MI, MN, NY, OH)

Invests primarily in high- and medium-grade municipal securities to provide income to residents of each respective state that is exempt from federal, state and local income taxes. (New York is the only state that is exempt at the local level.)

(icon of) shield with U.S. enclosed

IDS High Yield Tax-Exempt Fund

Invests in a Portfolio comprised primarily of medium- and lower-quality municipal bonds and notes. Lower-quality securities generally involve greater risk of principal and income.

(icon of) shield with basket of apples enclosed

IDS Intermediate Tax-Exempt Fund

Invests in mainly investment-grade bonds and other debt securities with intermediate-term maturities issued by state and local government units. Goal is to seek a high level of current income exempt from federal taxes.

(icon of) shield with tree enclosed



Money market funds

These money market funds have three main goals: conservation of capital, constant liquidity and the highest possible current income consistent with these objectives. An investment in these funds is neither insured nor guaranteed by the U.S. government, and there can be no assurance that these funds will be able to maintain a stable net asset value of $1.00 per share. Very limited risk.

IDS Cash Management Fund

Invests in such money market securities as high quality commercial paper, bankers' acceptances, certificates of deposit (CDs) and other bank securities.

(icon of) piggy bank

IDS Tax-Free Money Fund
Invests primarily in short-term bonds and notes issued by state and local governments to seek high current income exempt from federal income taxes.

(icon of) shield with piggy bank enclosed

Quick telephone reference

American Express Telephone Transaction Service

Redemptions and exchanges, dividend payments or reinvestments and automatic payment arrangements

National/Minnesota:
800-437-3133

Mpls./St. Paul area:
671-3800

American Express Shareholder Service

Fund performance, objectives and account inquiries

612-671-3733

TTY Service

For the hearing impaired

800-846-4852

American Express Infoline

Automated account information (TouchTone(R) phones only), including current fund prices and performance, account values and recent account transactions

National/Minnesota:
800-272-4445

Mpls./St. Paul area:
671-1630

PAGE
AMERICAN EXPRESS FINANCIAL ADVISORS

IDS Stock Fund
IDS Tower 10
Minneapolis, MN 55440-0010